Acquisitions and disposals - Additional information (Detail) - USD ($) $ in Millions									6 Months Ended
		Jul. 16, 2019	Nov. 26, 2018	Jun. 01, 2018	May 10, 2018	Mar. 27, 2018	Mar. 20, 2018	Feb. 26, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 03, 2019	Mar. 27, 2019	Dec. 14, 2018	Jan. 10, 2018
Disclosure Of Acquisitions And Disposals [Line Items]
Disposals of subsidiaries, joint ventures and associates									$ 46.0	$ 402.0
Impairment loss recognised in profit or loss	[1]								$ 2,349.0	123.0
Dunkerque Aluminium Smelter
Disclosure Of Acquisitions And Disposals [Line Items]
Business acquisition binding offer amount														$ 500.0
Payment from disposal of business													$ 385.0
Simfer Jersey Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Rio Tinto interest (as a percent)									53.00%
Simfer S.A.
Disclosure Of Acquisitions And Disposals [Line Items]
Rio Tinto interest (as a percent)									85.00%
Non-controlling interest (as a percent)									45.05%
Elysis
Disclosure Of Acquisitions And Disposals [Line Items]
Cash investment in joint venture					$ 5.0
Copyrights, patents and other industrial property rights, service and operating rights					171.0
Copyrights, Patents And Other Industrial Property Rights, Service And Operating Rights After Tax					$ 141.0
Whitehaven Coal Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount				$ (200.0)
Disposals of subsidiaries, joint ventures and associates				$ 150.0
Unconditional cash payment receivable from disposals											$ 50.0
Percentage of ownership interest sold				75.00%
Gains (losses) on disposals of property, plant and equipment				$ 195.0
Hydro
Disclosure Of Acquisitions And Disposals [Line Items]
Business acquisition binding offer amount								$ 345.0
Aluchemie
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership interest in joint venture disposed (as a percent)								53.30%
Aluminium Fluoride Plant
Disclosure Of Acquisitions And Disposals [Line Items]
Ownership interest in joint venture disposed (as a percent)								50.00%
Hail Creek Coal Mine
Disclosure Of Acquisitions And Disposals [Line Items]
cash received from working capital adjustments									$ 26.0
Disposal amount									(20.0)
Business acquisition binding offer amount							$ 1,700.0
Proportion of ownership interest in joint venture (as a percent)							82.00%
Yancoal
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount										60.0
Valeria Project
Disclosure Of Acquisitions And Disposals [Line Items]
Proportion of ownership interest in joint venture (as a percent)							71.20%
Kestrel Underground Coal Mine
Disclosure Of Acquisitions And Disposals [Line Items]
Unconditional cash payment receivable from disposals										$ 338.0
Business acquisition binding offer amount												$ 2,250.0
Proportion of ownership interest in joint venture (as a percent)						80.00%
China National
Disclosure Of Acquisitions And Disposals [Line Items]
Disposal amount		$ 6.5
Contingent Payment		$ 100.0
Ownership interest in joint venture disposed (as a percent)			68.62%
Rossing Uranium Limited
Disclosure Of Acquisitions And Disposals [Line Items]
Cash and cash equivalents in subsidiary or businesses acquired or disposed									130.0
Unrealized loss on sale									$ 300.0

[1]	Refer to Impairment charges note on pages F-11 and F-12.